FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-6

Years Ended December 31, 2023 and 2022

Transamerica Life Insurance Company

Separate Account VA-6

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA-6

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-6 indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-6 as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

AB Large Cap Growth Class A Shares	MFS® Growth Initial Class
AB Relative Value Class A Shares	MFS® Investors Trust Initial Class
Alger Growth & Income Class I-2 Shares	MFS® Research Initial Class
BNY Mellon VIF Appreciation Initial Shares	MS VIF Emerging Markets Equity Class I Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	MS VIF Global Strategist Class I Shares
Invesco V.I. High Yield Series I Shares	TA BlackRock Government Money Market Initial Class
Janus Henderson - Balanced Institutional Shares	TA WMC US Growth Initial Class
Janus Henderson - Global Research Institutional Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-6 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-6 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA-6 since 2014.

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Large Cap Growth Class A Shares	45,291.481	$ 2,598,970	$ 3,374,215	$ (7)	$ 3,374,208	51,720	$ 65.240315	$ 65.240315
AB Relative Value Class A Shares	45,388.272	1,315,811	1,338,954	1	1,338,955	24,953	53.659895	53.659895
Alger Growth & Income Class I-2 Shares	108,993.880	1,985,128	2,987,522	(4)	2,987,518	52,659	56.733616	56.733616
BNY Mellon VIF Appreciation Initial Shares	62,736.102	2,334,783	2,197,018	5	2,197,023	41,884	52.455222	52.455222
BNY Mellon VIF Opportunistic Small Cap Initial Shares	25,324.344	1,051,827	1,061,850	1	1,061,851	35,373	30.018636	30.018636
Invesco V.I. High Yield Series I Shares	59,995.206	308,397	281,378	(4)	281,374	201,035	1.399627	1.399627
Janus Henderson - Balanced Institutional Shares	114,364.667	3,821,860	5,178,432	(26)	5,178,406	88,082	58.790479	58.790479
Janus Henderson - Global Research Institutional Shares	33,411.127	1,388,243	2,041,420	2	2,041,422	56,790	35.946697	35.946697
MFS® Growth Initial Class	28,567.254	1,548,137	1,722,320	-	1,722,320	25,747	66.893193	66.893193
MFS® Investors Trust Initial Class	28,930.792	868,336	1,041,219	4	1,041,223	24,294	42.858689	42.858689
MFS® Research Initial Class	13,211.069	376,984	422,358	(1)	422,357	8,526	49.535382	49.535382
MS VIF Emerging Markets Equity Class I Shares	19,544.590	278,507	252,125	-	252,125	9,593	26.282148	26.282148
MS VIF Global Strategist Class I Shares	36,165.964	345,311	309,942	-	309,942	15,927	19.459925	19.459925
TA BlackRock Government Money Market Initial Class	1,459,638.310	1,459,638	1,459,638	(56)	1,459,582	1,294,654	1.127392	1.127392
TA WMC US Growth Initial Class	311,193.072	9,680,918	11,156,272	32	11,156,304	146,010	76.407595	76.407595

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

AB Large Cap Growth Class A Shares	$3,374,208	$-	$ 3,374,208
AB Relative Value Class A Shares	1,325,680	13,275	1,338,955
Alger Growth & Income Class I-2 Shares	2,983,014	4,504	2,987,518
BNY Mellon VIF Appreciation Initial Shares	2,106,044	90,979	2,197,023
BNY Mellon VIF Opportunistic Small Cap Initial Shares	1,059,011	2,840	1,061,851
Invesco V.I. High Yield Series I Shares	280,037	1,337	281,374
Janus Henderson - Balanced Institutional Shares	5,071,593	106,813	5,178,406
Janus Henderson - Global Research Institutional Shares	2,041,422	-	2,041,422
MFS® Growth Initial Class	1,722,320	-	1,722,320
MFS® Investors Trust Initial Class	1,008,657	32,566	1,041,223
MFS® Research Initial Class	422,357	-	422,357
MS VIF Emerging Markets Equity Class I Shares	252,125	-	252,125
MS VIF Global Strategist Class I Shares	309,942	-	309,942
TA BlackRock Government Money Market Initial Class	1,395,813	63,769	1,459,582
TA WMC US Growth Initial Class	11,042,558	113,746	11,156,304

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Large Cap Growth Class A Shares Subaccount	AB Relative Value Class A Shares Subaccount	Alger Growth & Income Class I-2 Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount

Net Assets as of December 31, 2021:	$4,386,692	$1,645,277	$3,435,667	$2,743,289

Investment Income:
Reinvested Dividends	-	21,177	40,723	14,939
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,948	20,038	38,934	29,956

Net Investment Income (Loss)	(42,948)	1,139	1,789	(15,017)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	385,204	241,028	175,319	666,409
Realized Gain (Loss) on Investments	302,713	29,431	206,723	(44,620)

Net Realized Capital Gains (Losses) on Investments	687,917	270,459	382,042	621,789
Net Change in Unrealized Appreciation (Depreciation)	(1,885,501)	(361,508)	(929,164)	(1,128,667)

Net Gain (Loss) on Investment	(1,197,584)	(91,049)	(547,122)	(506,878)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,240,532)	(89,910)	(545,333)	(521,895)

Increase (Decrease) in Net Assets from Contract Transactions	(384,816)	(97,762)	(236,598)	(126,990)

Total Increase (Decrease) in Net Assets	(1,625,348)	(187,672)	(781,931)	(648,885)

Net Assets as of December 31, 2022:	$2,761,344	$1,457,605	$2,653,736	$2,094,404

Investment Income:
Reinvested Dividends	-	19,736	39,047	15,341
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,807	18,268	37,440	28,885

Net Investment Income (Loss)	(41,807)	1,468	1,607	(13,544)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	209,511	103,785	86,620	185,797
Realized Gain (Loss) on Investments	212,168	(8,975)	179,030	(64,288)

Net Realized Capital Gains (Losses) on Investments	421,679	94,810	265,650	121,509
Net Change in Unrealized Appreciation (Depreciation)	508,848	37,273	296,660	270,918

Net Gain (Loss) on Investment	930,527	132,083	562,310	392,427

Net Increase (Decrease) in Net Assets Resulting from Operations	888,720	133,551	563,917	378,883

Increase (Decrease) in Net Assets from Contract Transactions	(275,856)	(252,201)	(230,135)	(276,264)

Total Increase (Decrease) in Net Assets	612,864	(118,650)	333,782	102,619

Net Assets as of December 31, 2023:	$3,374,208	$1,338,955	$2,987,518	$2,197,023

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Balanced Institutional Shares Subaccount	Janus Henderson - Global Research Institutional Shares Subaccount

Net Assets as of December 31, 2021:	$1,174,638	$383,691	$6,965,911	$2,508,761

Investment Income:
Reinvested Dividends	-	14,071	80,394	32,170
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,502	4,169	77,658	26,705

Net Investment Income (Loss)	(13,502)	9,902	2,736	5,465

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	207,917	-	177,151	210,121
Realized Gain (Loss) on Investments	23,436	(4,319)	225,092	139,065

Net Realized Capital Gains (Losses) on Investments	231,353	(4,319)	402,243	349,186
Net Change in Unrealized Appreciation (Depreciation)	(423,883)	(42,921)	(1,607,383)	(853,178)

Net Gain (Loss) on Investment	(192,530)	(47,240)	(1,205,140)	(503,992)

Net Increase (Decrease) in Net Assets Resulting from Operations	(206,032)	(37,338)	(1,202,404)	(498,527)

Increase (Decrease) in Net Assets from Contract Transactions	(48,412)	(61,330)	(536,804)	(206,534)

Total Increase (Decrease) in Net Assets	(254,444)	(98,668)	(1,739,208)	(705,061)

Net Assets as of December 31, 2022:	$920,194	$285,023	$5,226,703	$1,803,700

Investment Income:
Reinvested Dividends	3,052	14,251	106,875	17,348
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,086	3,689	68,977	25,477

Net Investment Income (Loss)	(10,034)	10,562	37,898	(8,129)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,568	-	-	52,542
Realized Gain (Loss) on Investments	17,180	(8,961)	304,402	105,325

Net Realized Capital Gains (Losses) on Investments	37,748	(8,961)	304,402	157,867
Net Change in Unrealized Appreciation (Depreciation)	45,503	21,777	332,515	279,048

Net Gain (Loss) on Investment	83,251	12,816	636,917	436,915

Net Increase (Decrease) in Net Assets Resulting from Operations	73,217	23,378	674,815	428,786

Increase (Decrease) in Net Assets from Contract Transactions	68,440	(27,027)	(723,112)	(191,064)

Total Increase (Decrease) in Net Assets	141,657	(3,649)	(48,297)	237,722

Net Assets as of December 31, 2023:	$1,061,851	$281,374	$5,178,406	$2,041,422

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	MFS® Growth Initial Class Subaccount	MFS® Investors Trust Initial Class Subaccount	MFS® Research Initial Class Subaccount	MS VIF Emerging Markets Equity Class I Shares Subaccount

Net Assets as of December 31, 2021:	$2,521,090	$1,288,674	$573,711	$379,170

Investment Income:
Reinvested Dividends	-	6,894	1,930	1,156
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,292	14,177	6,035	3,690

Net Investment Income (Loss)	(23,292)	(7,283)	(4,105)	(2,534)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	195,480	132,151	50,363	27,917
Realized Gain (Loss) on Investments	306,342	46,301	20,745	5,278

Net Realized Capital Gains (Losses) on Investments	501,822	178,452	71,108	33,195
Net Change in Unrealized Appreciation (Depreciation)	(1,245,738)	(392,210)	(166,098)	(126,883)

Net Gain (Loss) on Investment	(743,916)	(213,758)	(94,990)	(93,688)

Net Increase (Decrease) in Net Assets Resulting from Operations	(767,208)	(221,041)	(99,095)	(96,222)

Increase (Decrease) in Net Assets from Contract Transactions	(341,121)	(135,631)	(107,184)	(46,376)

Total Increase (Decrease) in Net Assets	(1,108,329)	(356,672)	(206,279)	(142,598)

Net Assets as of December 31, 2022:	$1,412,761	$932,002	$367,432	$236,572

Investment Income:
Reinvested Dividends	-	7,126	2,061	3,878
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,258	13,074	5,247	3,226

Net Investment Income (Loss)	(21,258)	(5,948)	(3,186)	652

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	125,631	54,841	21,783	4,198
Realized Gain (Loss) on Investments	80,087	17,676	4,243	(3,079)

Net Realized Capital Gains (Losses) on Investments	205,718	72,517	26,026	1,119
Net Change in Unrealized Appreciation (Depreciation)	273,947	91,403	52,163	22,536

Net Gain (Loss) on Investment	479,665	163,920	78,189	23,655

Net Increase (Decrease) in Net Assets Resulting from Operations	458,407	157,972	75,003	24,307

Increase (Decrease) in Net Assets from Contract Transactions	(148,848)	(48,751)	(20,078)	(8,754)

Total Increase (Decrease) in Net Assets	309,559	109,221	54,925	15,553

Net Assets as of December 31, 2023:	$1,722,320	$1,041,223	$422,357	$252,125

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	MS VIF Global Strategist Class I Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2021:	$393,103	$1,198,074	$14,298,733

Investment Income:
Reinvested Dividends	-	18,930	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,425	18,066	143,263

Net Investment Income (Loss)	(4,425)	864	(143,263)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	57,653	-	1,787,605
Realized Gain (Loss) on Investments	1,113	-	363,796

Net Realized Capital Gains (Losses) on Investments	58,766	-	2,151,401
Net Change in Unrealized Appreciation (Depreciation)	(123,761)	-	(6,493,670)

Net Gain (Loss) on Investment	(64,995)	-	(4,342,269)

Net Increase (Decrease) in Net Assets Resulting from Operations	(69,420)	864	(4,485,532)

Increase (Decrease) in Net Assets from Contract Transactions	(19,419)	127,951	(927,908)

Total Increase (Decrease) in Net Assets	(88,839)	128,815	(5,413,440)

Net Assets as of December 31, 2022:	$304,264	$1,326,889	$8,885,293

Investment Income:
Reinvested Dividends	5,243	64,677	4,058
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,080	18,123	136,742

Net Investment Income (Loss)	1,163	46,554	(132,684)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	285,767
Realized Gain (Loss) on Investments	(8,233)	-	379,492

Net Realized Capital Gains (Losses) on Investments	(8,233)	-	665,259
Net Change in Unrealized Appreciation (Depreciation)	43,836	-	2,896,127

Net Gain (Loss) on Investment	35,603	-	3,561,386

Net Increase (Decrease) in Net Assets Resulting from Operations	36,766	46,554	3,428,702

Increase (Decrease) in Net Assets from Contract Transactions	(31,088)	86,139	(1,157,691)

Total Increase (Decrease) in Net Assets	5,678	132,693	2,271,011

Net Assets as of December 31, 2023:	$309,942	$1,459,582	$11,156,304

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2023

1. Organization

Separate Account VA-6 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Classic® and CatalystSM Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.:	AB Variable Products Series Fund, Inc.:
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
The Alger Portfolios:	The Alger Portfolios:
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares
BNY Mellon Variable Investment Funds	BNY Mellon Variable Investment Funds
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series:	Janus Aspen Series:
Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares
Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares
MFS® Variable Insurance Trust:	MFS® Variable Insurance Trust:
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Series Initial Class
MFS® Research Initial Class	MFS® Research Series Initial Class
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Emerging Markets Equity Class I Shares	MS VIF Emerging Markets Equity Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Class I Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:

Subaccount	Formerly
AB Relative Value Class A Shares	AB Growth and Income Class A Shares

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

AB Large Cap Growth Class A Shares	$209,511	$317,662

AB Relative Value Class A Shares	124,794	271,743

Alger Growth & Income Class I-2 Shares	155,965	297,872

BNY Mellon VIF Appreciation Initial Shares	202,852	306,862

BNY Mellon VIF Opportunistic Small Cap Initial Shares	134,597	55,625

Invesco V.I. High Yield Series I Shares	31,951	48,417

Janus Henderson - Balanced Institutional Shares	158,786	843,998

Janus Henderson - Global Research Institutional Shares	69,890	216,543

MFS® Growth Initial Class	129,351	173,826

MFS® Investors Trust Initial Class	66,511	66,370

MFS® Research Initial Class	23,867	25,348

MS VIF Emerging Markets Equity Class I Shares	8,712	12,616

MS VIF Global Strategist Class I Shares	5,899	35,824

TA BlackRock Government Money Market Initial Class	571,798	439,076

TA WMC US Growth Initial Class	292,708	1,297,325

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Large Cap Growth Class A Shares	-	(4,715)	(4,715)	224	(7,030)	(6,806)

AB Relative Value Class A Shares	42	(5,116)	(5,074)	62	(2,075)	(2,013)

Alger Growth & Income Class I-2 Shares	600	(5,140)	(4,540)	1,327	(6,251)	(4,924)

BNY Mellon VIF Appreciation Initial Shares	38	(5,813)	(5,775)	9	(2,817)	(2,808)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	3,796	(1,477)	2,319	183	(1,843)	(1,660)

Invesco V.I. High Yield Series I Shares	13,389	(33,738)	(20,349)	3,105	(47,684)	(44,579)

Janus Henderson - Balanced Institutional Shares	1,004	(14,166)	(13,162)	810	(10,869)	(10,059)

Janus Henderson - Global Research Institutional Shares	-	(5,979)	(5,979)	1,190	(7,843)	(6,653)

MFS® Growth Initial Class	63	(2,629)	(2,566)	1,253	(7,022)	(5,769)

MFS® Investors Trust Initial Class	127	(1,363)	(1,236)	59	(3,616)	(3,557)

MFS® Research Initial Class	1	(435)	(434)	2	(2,470)	(2,468)

MS VIF Emerging Markets Equity Class I Shares	26	(378)	(352)	2,250	(4,088)	(1,838)

MS VIF Global Strategist Class I Shares	36	(1,707)	(1,671)	-	(1,036)	(1,036)

TA BlackRock Government Money Market Initial Class	458,074	(381,186)	76,888	283,521	(165,926)	117,595

TA WMC US Growth Initial Class	66	(17,087)	(17,021)	1,089	(15,778)	(14,689)

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Large Cap Growth Class A Shares	$-	$(275,856)	$(275,856)	$14,420	$(399,236)	$(384,816)

AB Relative Value Class A Shares	2,061	(254,262)	(252,201)	3,129	(100,891)	(97,762)

Alger Growth & Income Class I-2 Shares	31,028	(261,163)	(230,135)	64,964	(301,562)	(236,598)

BNY Mellon VIF Appreciation Initial Shares	1,799	(278,063)	(276,264)	416	(127,406)	(126,990)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	111,195	(42,755)	68,440	5,751	(54,163)	(48,412)

Invesco V.I. High Yield Series I Shares	17,729	(44,756)	(27,027)	4,451	(65,781)	(61,330)

Janus Henderson - Balanced Institutional Shares	54,697	(777,809)	(723,112)	47,444	(584,248)	(536,804)

Janus Henderson - Global Research Institutional Shares	-	(191,064)	(191,064)	39,045	(245,579)	(206,534)

MFS® Growth Initial Class	3,812	(152,660)	(148,848)	77,862	(418,983)	(341,121)

MFS® Investors Trust Initial Class	4,929	(53,680)	(48,751)	2,505	(138,136)	(135,631)

MFS® Research Initial Class	37	(20,115)	(20,078)	64	(107,248)	(107,184)

MS VIF Emerging Markets Equity Class I Shares	657	(9,411)	(8,754)	59,474	(105,850)	(46,376)

MS VIF Global Strategist Class I Shares	670	(31,758)	(31,088)	8	(19,427)	(19,419)

TA BlackRock Government Money Market Initial Class	508,244	(422,105)	86,139	307,863	(179,912)	127,951

TA WMC US Growth Initial Class	3,897	(1,161,588)	(1,157,691)	73,712	(1,001,620)	(927,908)

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Large Cap Growth Class A Shares
	12/31/2023	51,720	$65.24	to	$65.24	$3,374,208	-%	1.35%	to	1.35%	33.33%	to	33.33%
	12/31/2022	56,435	48.93	to	48.93	2,761,344	-	1.35	to	1.35	(29.46)	to	(29.46)
	12/31/2021	63,241	69.37	to	69.37	4,386,692	-	1.35	to	1.35	27.26	to	27.26
	12/31/2020	69,274	54.51	to	54.51	3,776,017	-	1.35	to	1.35	33.68	to	33.68
	12/31/2019	78,868	40.78	to	40.78	3,215,868	-	1.35	to	1.35	32.90	to	32.90
AB Relative Value Class A Shares
	12/31/2023	24,953	53.66	to	53.66	1,338,955	1.45	1.35	to	1.35	10.54	to	10.54
	12/31/2022	30,027	48.54	to	48.54	1,457,605	1.41	1.35	to	1.35	(5.47)	to	(5.47)
	12/31/2021	32,040	51.35	to	51.35	1,645,277	0.84	1.35	to	1.35	26.45	to	26.45
	12/31/2020	35,687	40.61	to	40.61	1,449,231	1.52	1.35	to	1.35	1.35	to	1.35
	12/31/2019	43,547	40.07	to	40.07	1,744,793	1.25	1.35	to	1.35	22.26	to	22.26
Alger Growth & Income Class I-2 Shares
	12/31/2023	52,659	56.73	to	56.73	2,987,518	1.39	1.35	to	1.35	22.28	to	22.28
	12/31/2022	57,199	46.39	to	46.39	2,653,736	1.40	1.35	to	1.35	(16.11)	to	(16.11)
	12/31/2021	62,123	55.30	to	55.30	3,435,667	1.14	1.35	to	1.35	29.91	to	29.91
	12/31/2020	69,292	42.57	to	42.57	2,949,869	1.40	1.35	to	1.35	13.35	to	13.35
	12/31/2019	71,549	37.56	to	37.56	2,687,237	1.60	1.35	to	1.35	27.75	to	27.75
BNY Mellon VIF Appreciation Initial Shares
	12/31/2023	41,884	52.46	to	52.46	2,197,023	0.71	1.35	to	1.35	19.36	to	19.36
	12/31/2022	47,659	43.95	to	43.95	2,094,404	0.67	1.35	to	1.35	(19.15)	to	(19.15)
	12/31/2021	50,467	54.36	to	54.36	2,743,289	0.44	1.35	to	1.35	25.44	to	25.44
	12/31/2020	54,414	43.33	to	43.33	2,358,015	0.78	1.35	to	1.35	22.04	to	22.04
	12/31/2019	60,955	35.51	to	35.51	2,164,395	1.16	1.35	to	1.35	34.28	to	34.28
BNY Mellon VIF Opportunistic Small Cap Initial Shares
	12/31/2023	35,373	30.02	to	30.02	1,061,851	0.31	1.35	to	1.35	7.83	to	7.83
	12/31/2022	33,054	27.84	to	27.84	920,194	-	1.35	to	1.35	(17.73)	to	(17.73)
	12/31/2021	34,714	33.84	to	33.84	1,174,638	0.11	1.35	to	1.35	14.91	to	14.91
	12/31/2020	38,833	29.45	to	29.45	1,143,534	0.65	1.35	to	1.35	18.30	to	18.30
	12/31/2019	42,999	24.89	to	24.89	1,070,369	-	1.35	to	1.35	20.16	to	20.16
Invesco V.I. High Yield Series I Shares
	12/31/2023	201,035	1.40	to	1.40	281,374	5.17	1.35	to	1.35	8.71	to	8.71
	12/31/2022	221,384	1.29	to	1.29	285,023	4.52	1.35	to	1.35	(10.76)	to	(10.76)
	12/31/2021	265,963	1.44	to	1.44	383,691	4.55	1.35	to	1.35	2.99	to	2.99
	12/31/2020	325,231	1.40	to	1.40	455,567	5.95	1.35	to	1.35	1.94	to	1.94
	12/31/2019	355,181	1.37	to	1.37	488,049	5.70	1.35	to	1.35	12.00	to	12.00
Janus Henderson - Balanced Institutional Shares
	12/31/2023	88,082	58.79	to	58.79	5,178,406	2.07	1.35	to	1.35	13.88	to	13.88
	12/31/2022	101,244	51.62	to	51.62	5,226,703	1.39	1.35	to	1.35	(17.51)	to	(17.51)
	12/31/2021	111,303	62.59	to	62.59	6,965,911	1.11	1.35	to	1.35	15.63	to	15.63
	12/31/2020	119,486	54.12	to	54.12	6,466,972	2.42	1.35	to	1.35	12.79	to	12.79
	12/31/2019	124,789	47.99	to	47.99	5,988,155	1.90	1.35	to	1.35	20.96	to	20.96
Janus Henderson - Global Research Institutional Shares
	12/31/2023	56,790	35.95	to	35.95	2,041,422	0.91	1.35	to	1.35	25.09	to	25.09
	12/31/2022	62,769	28.74	to	28.74	1,803,700	1.61	1.35	to	1.35	(20.48)	to	(20.48)
	12/31/2021	69,422	36.14	to	36.14	2,508,761	0.51	1.35	to	1.35	16.52	to	16.52
	12/31/2020	77,968	31.02	to	31.02	2,418,179	0.82	1.35	to	1.35	18.46	to	18.46
	12/31/2019	83,894	26.18	to	26.18	2,196,487	1.00	1.35	to	1.35	27.32	to	27.32

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

MFS® Growth Initial Class
	12/31/2023	25,747	$66.89	to	$66.89	$1,722,320	-%	1.35%	to	1.35%	34.06%	to	34.06%
	12/31/2022	28,313	49.90	to	49.90	1,412,761	-	1.35	to	1.35	(32.54)	to	(32.54)
	12/31/2021	34,082	73.97	to	73.97	2,521,090	-	1.35	to	1.35	21.89	to	21.89
	12/31/2020	39,547	60.69	to	60.69	2,400,024	-	1.35	to	1.35	30.10	to	30.10
	12/31/2019	41,632	46.65	to	46.65	1,942,029	-	1.35	to	1.35	36.31	to	36.31
MFS® Investors Trust Initial Class
	12/31/2023	24,294	42.86	to	42.86	1,041,223	0.73	1.35	to	1.35	17.40	to	17.40
	12/31/2022	25,530	36.51	to	36.51	932,002	0.65	1.35	to	1.35	(17.60)	to	(17.60)
	12/31/2021	29,087	44.30	to	44.30	1,288,674	0.59	1.35	to	1.35	25.12	to	25.12
	12/31/2020	36,034	35.41	to	35.41	1,275,910	0.62	1.35	to	1.35	12.35	to	12.35
	12/31/2019	42,851	31.52	to	31.52	1,350,472	0.69	1.35	to	1.35	29.83	to	29.83
MFS® Research Initial Class
	12/31/2023	8,526	49.54	to	49.54	422,357	0.53	1.35	to	1.35	20.79	to	20.79
	12/31/2022	8,960	41.01	to	41.01	367,432	0.43	1.35	to	1.35	(18.31)	to	(18.31)
	12/31/2021	11,428	50.20	to	50.20	573,711	0.54	1.35	to	1.35	23.14	to	23.14
	12/31/2020	13,530	40.77	to	40.77	551,587	0.72	1.35	to	1.35	15.04	to	15.04
	12/31/2019	14,615	35.44	to	35.44	517,928	0.78	1.35	to	1.35	31.18	to	31.18
MS VIF Emerging Markets Equity Class I Shares
	12/31/2023	9,593	26.28	to	26.28	252,125	1.61	1.35	to	1.35	10.49	to	10.49
	12/31/2022	9,945	23.79	to	23.79	236,572	0.42	1.35	to	1.35	(26.08)	to	(26.08)
	12/31/2021	11,783	32.18	to	32.18	379,170	0.83	1.35	to	1.35	1.61	to	1.61
	12/31/2020	13,506	31.67	to	31.67	427,720	1.35	1.35	to	1.35	12.91	to	12.91
	12/31/2019	15,014	28.05	to	28.05	421,103	1.06	1.35	to	1.35	17.99	to	17.99
MS VIF Global Strategist Class I Shares
	12/31/2023	15,927	19.46	to	19.46	309,942	1.72	1.35	to	1.35	12.55	to	12.55
	12/31/2022	17,598	17.29	to	17.29	304,264	-	1.35	to	1.35	(18.05)	to	(18.05)
	12/31/2021	18,634	21.10	to	21.10	393,103	1.83	1.35	to	1.35	6.92	to	6.92
	12/31/2020	18,768	19.73	to	19.73	370,298	1.44	1.35	to	1.35	9.44	to	9.44
	12/31/2019	21,017	18.03	to	18.03	378,905	1.87	1.35	to	1.35	16.20	to	16.20
TA BlackRock Government Money Market Initial Class
	12/31/2023	1,294,654	1.13	to	1.13	1,459,582	4.77	1.35	to	1.35	3.47	to	3.47
	12/31/2022	1,217,766	1.09	to	1.09	1,326,889	1.40	1.35	to	1.35	0.06	to	0.06
	12/31/2021	1,100,171	1.09	to	1.09	1,198,074	0.00	1.35	to	1.35	(1.32)	to	(1.32)
	12/31/2020	1,158,742	1.10	to	1.10	1,278,796	0.21	1.35	to	1.35	(1.05)	to	(1.05)
	12/31/2019	680,720	1.12	to	1.12	759,221	1.96	1.35	to	1.35	0.61	to	0.61
TA WMC US Growth Initial Class
	12/31/2023	146,010	76.41	to	76.41	11,156,304	0.04	1.35	to	1.35	40.20	to	40.20
	12/31/2022	163,031	54.50	to	54.50	8,885,293	-	1.35	to	1.35	(32.26)	to	(32.26)
	12/31/2021	177,720	80.46	to	80.46	14,298,733	0.08	1.35	to	1.35	19.06	to	19.06
	12/31/2020	197,265	67.58	to	67.58	13,330,583	0.11	1.35	to	1.35	35.47	to	35.47
	12/31/2019	221,337	49.88	to	49.88	11,041,051	0.13	1.35	to	1.35	38.18	to	38.18

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge of 1.20% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.